SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
SEGMENT REPORTING

18.          SEGMENT REPORTING

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”), requiring public business entities to provide disclosures of significant expenses and other segment items. The guidance also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. ASU 2023-07 is effective for the Company for annual periods from January 1, 2024, and for interim periods from January 1, 2025, with early adoption permitted. The Company adopted this standard in 2024 for annual period disclosures, and such adoption did not have a material impact on its our financial statements.

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance.

The Group operated and reviewed its performance in two segments: (i) Product sales which consisted of online retailing of consumer products and sales to third-party sellers, and (ii) Services which consisted of provision of logistic services to companies and to individual customers. Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s revenues, costs and gross profit.

There were no separate segment assets and segment liabilities information provided to the Group’s Chief Executive Officer, as he does not use this information to allocate resources to or evaluate the performance of the segments.

The following table presents selected financial information relating to the Group’s segments:

	Year ended December 31, 2024
			Corporate and
	Product sales	Services	Unallocated	Consolidated

Revenues	$243,700	$11,587	$—	$255,287
Cost of revenues	98,926	2,869	—	101,795
Gross profit	144,774	8,718	—	153,492
Fulfillment	12,308	6,624	—	18,932
Selling and marketing	111,825	—	94	111,919
General and administrative	22,506	1,381	1,848	25,735
Other operating income	(214)	(662)	—	(876)
(Loss) / income from operations	(1,651)	1,375	(1,942)	(2,218)
Interest income	53	37	—	90
Other (expense) / income, net	(472)	72	—	(400)
Total other (loss) / income	(419)	109	—	(310)
(Loss) / income before income tax	$(2,070)	$1,484	$(1,942)	$(2,528)

	Year ended December 31, 2023
			Corporate and
	Product sales	Services	Unallocated	Consolidated

Revenues	$617,240	$12,188	$—	$629,428
Cost of revenues	265,964	3,532	—	269,496
Gross profit	351,276	8,656	—	359,932
Fulfillment	29,580	5,336	—	34,916
Selling and marketing	302,245	415	34	302,694
General and administrative	29,138	1,725	3,215	34,078
Other operating income	(351)	(1,010)	—	(1,361)
(Loss) / income from operations	(9,336)	2,190	(3,249)	(10,395)
Interest income	270	80	—	350
Interest expense	—	(4)	—	(4)
Other income, net	485	14	—	499
Total other income	755	90	—	845
(Loss) / income before income tax	$(8,581)	$2,280	$(3,249)	$(9,550)

	Year ended December 31, 2022
			Corporate and
	Product sales	Services	Unallocated	Consolidated

Revenues	$491,949	$11,619	$—	$503,568
Cost of revenues	223,383	5,107	—	228,490
Gross profit	268,566	6,512	—	275,078
Fulfillment	27,215	3,402	—	30,617
Selling and marketing	221,578	952	99	222,629
General and administrative	30,918	1,617	3,760	36,295
Other operating income	(127)	(96)	—	(223)
(Loss) / income from operations	(11,018)	637	(3,859)	(14,240)
Interest income	57	—	—	57
Interest expense	—	(5)	—	(5)
Other income, net	972	10	—	982
Impairment loss on investment	(56,083)	—	—	(56,083)
Total other (loss) / income	(55,054)	5	—	(55,049)
(Loss) / income before income tax	$(66,072)	$642	$(3,859)	$(69,289)

The following table summarizes the Group’s total revenues generated in different geographic locations and as a percentage of total revenues.

	Years ended December 31,
	2022		2023		2024
	Revenues	%	Revenues	%	Revenues	%

Europe	$232,954	46.3	$313,559	49.8	$96,085	37.6
North America	171,553	34.1	235,974	37.5	119,513	46.8
Other countries	99,061	19.6	79,895	12.7	39,689	15.6
Total revenues	$503,568	100.0	$629,428	100.0	$255,287	100.0

As of December 31, 2023 and 2024, substantially all of the long-lived assets of the Group are located in Singapore and the PRC.